INSTALLMENT LOAN PAYABLE	9 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
INSTALLMENT LOAN PAYABLE

NOTE 5 – INSTALLMENT LOAN PAYABLE

On December 14, 2018, VoiceInterop entered into a Business Loan Agreement with WebBank whereby VoiceInterop borrowed $59,751, of this amount $15,491 was recorded as debt issuance cost. The debt issuance cost is amortized over the life of the loan. The agreement calls for 308 installments of $194 paid over 432 days. As of June 30, 2019, the loan balance is $24,092, net of debt issuance cost of $11,475.